Notes to the Balance Sheet - Summary of Impact of Lease Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Depreciation of Right-of-Use Assets	€ 4,607	€ 3,942	€ 3,648
Depreciation of Right-of-Use Assets (Change of Useful Life)	3,673	0	0
Interest Expenses on Lease Liabilities	924	1,051	1,157
Expenses for Short Term Leases	0	256	1,553
Expenses for Leases of Low Value Assets	31	19	17
Total	€ 9,235	€ 5,268	€ 6,375